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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604

                          Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                     Pioneer
                            -----------------------
                                     GROWTH
                                     SHARES


                                   Semiannual
                                     Report

                                    6/30/04

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               8
Schedule of Investments                      12
Financial Statements                         18
Notes to Financial Statements                27
Trustees, Officers and Service Providers     34
The Pioneer Family of Mutual Funds           35

Pioneer Growth Shares
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

                            U.S. Common Stocks 91.2%

                Depositary receipts of International Stocks 8.1%

                         Temporary Cash Investment 0.7%



Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

                          Information Technology 30.4%

                               Health Care 22.7%

                          Consumer Discretionary 14.4%

                               Industrials 10.1%

                                Financials 8.6%

                             Consumer Staples 7.6%

                                 Materials 3.5%

                        Telecommunication Services 1.6%

                                  Energy 1.1%


 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.     Microsoft Corp.                5.87%      6.     Pfizer, Inc.              2.46%
 2.     Intel Corp.                    4.40       7.     American International    2.40
                                                         Group, Inc.
 3.     Sandisk Corp.                  3.02       8.     Guidant Corp.             2.40
 4.     Bristol-Myers Squibb Co.       3.00       9.     Sepracor, Inc.            2.35
 5.     Samsung Electronics            2.83      10.     Hewlett-Packard Co.       2.27

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions

Net Asset Value
per Share                 6/30/04      12/31/03
                          $11.27       $11.42


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2004)
             Net Asset    Public Offering
Period         Value          Price*
 10 Years      9.16%        8.51%
 5 Years     -10.46       -11.52
 1 Year        9.31         3.02


* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Russell
                            Pioneer           1000
                            Growth           Growth
                            Shares*           Index
           6/94               9425            10000
                             11247            10849
                             14600            14884
           6/96              18536            18324
                             26651            23909
           6/98              35591            33163
                             38225            44158
           6/00              34569            34255
                             27920            27261
           6/02              18178            19658
                             22939            25508
           6/04              22637            26205

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment adviser (Pioneer Investment Management, Inc.) on December 1, 1993. Prior to that date, the Fund's name was Mutual of Omaha Growth Fund, Inc., and its investment adviser was Mutual of Omaha Fund Management Company.

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                         $10.35       $10.54


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)
                      If           If
Period               Held       Redeemed*
 Life-of-Class
 (4/28/95)           6.02%        6.02%
 5 Years           -11.22       -11.38
 1 Year              8.15         4.15

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines to zero over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Russell
                            Pioneer           1000
                            Growth           Growth
                            Shares*           Index
           4/95              10000            10000
                             11825            12258
           6/96              14897            15090
                             21265            19690
           6/98              28168            27310
                             30017            36365
           6/00              26941            28210
                             21589            22450
           6/02              13925            16189
                             17410            21006
           6/04              17096            21580

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $10.46       $10.65


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)
                      If           If
Period               Held       Redeemed*
 Life-of-Class
 (1/31/96)           4.55%        4.55%
 5 Years           -11.17       -11.17
 1 Year              8.39         8.39

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Russell
                            Pioneer           1000
                            Growth           Growth
                            Shares*           Index
           1/96              10000            10000
                             12561            11913
                             18017            15544
           6/98              23881            21560
                             25464            28708
           6/00              22834            22271
                             18328            17723
           6/02              11834            12780
                             14810            16583
           6/04              14546            17037

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $11.29       $11.45


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares Fund, compared to that of the Russell 1000 Growth Index.


  Average Annual Total Returns+
      (As of June 30, 2004)
                If          If
Period         Held      Redeemed*
 10 Years      8.70%       8.70%
 5 Years     -10.77      -10.77
 1 Year        9.40        9.40


All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Russell
                            Pioneer           1000
                            Growth           Growth
                            Shares*           Index
           6/94              10000            10000
                             11906            10849
                             15379            14884
           6/96              19426            18324
                             27791            23909
           6/98              36929            33163
                             39463            44158
           6/00              35510            34255
                             28536            27261
           6/02              18487            19658
                             23360            25508
           6/04              23033            26205

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $11.83    $11.95


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns*
(As of June 30, 2004)
                    If           If
Period             Held       Redeemed
 Life-of-Class
 (4/30/98)        -4.82%       -4.82%
 5 Year           -9.71        -9.71
 1 Year           10.05        10.05

*    All returns reflect reinvestment of distributions at net asset value.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Russell
                            Pioneer           1000
                            Growth           Growth
                            Shares*           Index
           4/98              10000            10000
                             11102            11881
                             12000            15820
           6/00              11000            12273
                              8937             9767
           6/02               5852             7043
                              7447             9139
           6/04               7373             9388

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

The economy continued to grow during the first half of 2004, but the general investment environment for equities began turning slightly negative as rising corporate profit trends began to weaken, consumer spending was not as strong as expected, and markets started anticipating a tighter monetary policy from the Federal Reserve. In the following interview, Christopher Galizio discusses the factors that affected the performance of Pioneer Growth Shares during the six-month period ended June 30, 2004. Mr. Galizio is a member of the Fund's management team.


Q:  How did the Fund perform during the first half of 2004?


A: For the six-month period ended June 30, 2004, the Fund's Class A shares returned -1.31%, while Class B and Class C shares had returns of -1.80% and -1.78%, respectively, all at net asset value. For the same period, the Russell 1000 Growth Index returned 2.74%, while the average return was 2.35% for the 639 funds in the Large-Cap Growth Funds category tracked by Lipper Inc. (Lipper is an independent firm that measures mutual fund performance.)


    The Fund lagged the benchmark Russell 1000 Growth Index as well as the Lipper peer group, principally because of the comparatively larger position in technology, especially semiconductor companies, early in the six-month period.


Q:  What was the general investment environment like during the period?


A: The overall market sentiment appeared to be turning negative late in the six-month period.


    The stock market surge that had begun in March 2003 appeared to lose some energy. Several major corporations, including ones in the retail and semiconductor industries, began to report earnings disappointments, and we saw some weakening in profit trends, notably in the consumer and technology sectors. Consumer spending trends, in particular, appeared weak as over-extended consumers finally began to retrench from their high-spending patterns. As stock market investors anticipated the June 30 announcement by the Federal Reserve Board that it would begin to tighten monetary policy by raising short-term interest rates, the share prices of some consumer-oriented financial institutions began to fade. Industrial stocks, however, tended to outperform the overall market.

Pioneer Growth Shares
--------------------------------------------------------------------------------

Q:  What were your principal strategies during the period?


A: We restructured the portfolio during the period, focusing on large-cap companies that we believed offered long-term value, above-average revenue growth, strong returns on capital and reasonable valuations in relation to their earnings potential. This strategy led to a reduced emphasis on the semiconductor industry and increased weightings in the software, consumer discretionary and financial services areas.


    We reduced our semi-conductor holdings, eliminating positions in Applied Materials, Cypress Semiconductor, Texas Instruments and Maxim Technology. We did add Taiwan Semiconductor, a major manufacturer with an attractive stock valuation. Overall, however, semiconductor stocks went from an overweight to an underweight position, relative to the benchmark S&P 500. The reduced weightings in technology tended to support performance.


    Conversely, we increased the portfolio's emphasis on software companies, adding companies such as Macrovision, which has developed a technology to protect DVDs, CDs and other disc-based products from piracy, as well as Take-Two Interactive, the developer of video games, including Grand Theft Auto - the most successful game in history, with a new version soon to be introduced. We also added Fair Isaac, which has developed software to help credit card companies analyze the credit-worthiness of applicants. Fair Isaac tended to detract from performance late in the six-month period as it reported disappointing earnings, but we continued to hold it because of its attractive valuation.


    We moved from an underweight to an overweight in the consumer discretionary sector, taking advantage of attractive valuations of Disney, whose media and theme park properties have improved earnings outlooks, and Viacom, the owner of the CBS and MTV television networks among other properties. Among retailers, we sold our Wal-Mart position before the stock fell hard, investing in Target, Kohl's and Ross Stores.


    In addition, we increased the emphasis on financial services stocks, focusing on insurance companies with excellent valuations that were not as vulnerable to interest-rate increases as banks and other lenders.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
--------------------------------------------------------------------------------

    We continued to de-emphasize consumer staples, although we added Altria (the former Philip Morris), which offered a high dividend yield and an attractive stock price that we believed was the result of overly pessimistic market evaluations of the company's tobacco liability.


    In addition, we invested in First Data, the leader in processing of credit card transactions and owner of the Western Union system, and Accenture, an information-technology services consulting firm.


Q:  What were some of the investments that influenced performance?


A: Among newer holdings, Macrovision rose significantly during the period as its revenue grew faster than had been expected. Sepracor, a pharmaceutical company and a new holding, also advanced on positive news of a drug under development. Zimmer Holdings, a world leader in orthopedic products, including hip and knee replacements, was another health-care position that did very well. The timely sale of Wal-Mart Stores also supported performance.


    The overweight position in the semiconductor industry early in the six-month period held back performance, as valuations in that group fell hard. Corinthian Colleges, operator of adult vocational educational colleges and programs, was another detractor, as the SEC began an investigation of its financial records. However, we took advantage of the price decline to add to the position in Corinthian because of its good long-term fundamentals.


    Lexar and Sandisk, two manufacturers of flash memories for cameras and cell phones, also fell on disappointing sales.


    Freeport-McMoRan, a leader in the copper mining industry and a strong support for performance in 2003, also declined both because of problems at one of its mines and because of fears of an economic slowdown in China, an important importer of copper. We increased our investment in the company because of its attractive price. We also believed it experienced some short-term production problems that would be resolved.


Q:  What is your investment outlook?


A: We are cautious about the near-term opportunities in the domestic stock market, as stock valuations appear relatively expensive and

Pioneer Growth Shares
--------------------------------------------------------------------------------

    the Federal Reserve Board has moved to a less accommodating monetary policy. The home refinancing boom of the past two years may hurt the future earnings of banks, while the technology industry faces a number of challenges, from pricing pressure on its products to calls to change the way many companies have treated stock options in their accounting. Health care stocks, however, appear to be more reasonably valued.


    Given this outlook, we are paying very strict attention to our analysis and selection of individual companies. We also have somewhat reduced our exposure to the domestic stock market with investments in Europe and the emerging markets. We have, for example, increased our position in Vodafone, the world's largest wireless communications service company, and we have added small holdings from Korea, Taiwan and Israel.















    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------


Shares                                                                   Value
               COMMON STOCKS - 99.5%
               Energy - 1.0%
               Integrated Oil & Gas - 1.0%
 47,500        ConocoPhillips                                     $  3,623,775
 78,400        Occidental Petroleum Corp.                            3,795,344
                                                                  ------------
               Total Energy                                       $  7,419,119
                                                                  ------------
               Materials - 3.5%
               Diversified Metals & Mining - 3.5%
375,100        Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 12,434,565
167,400        Phelps Dodge Corp.*                                  12,975,174
                                                                  ------------
               Total Materials                                    $ 25,409,739
                                                                  ------------
               Capital Goods - 6.8%
               Aerospace & Defense - 1.0%
117,000        L-3 Communications Holdings, Inc.                  $  7,815,600
                                                                  ------------
               Electrical Components & Equipment - 1.3%
288,400        General Electric Co.                               $  9,344,160
                                                                  ------------
               Industrial Conglomerates - 4.5%
319,800        American Standard Companies, Inc.*                 $ 12,891,138
405,200        Tyco International Ltd.                              13,428,328
 76,200        United Technologies Corp.                             6,970,776
                                                                  ------------
                                                                  $ 33,290,242
                                                                  ------------
               Total Capital Goods                                $ 50,450,002
                                                                  ------------
               Commercial Services & Supplies - 2.0%
               Employment Services - 2.0%
596,700        Corinthian Colleges, Inc.*                         $ 14,762,358
                                                                  ------------
               Total Commercial Services & Supplies               $ 14,762,358
                                                                  ------------
               Transportation - 1.2%
               Trucking - 1.2%
112,200        United Parcel Service                              $  8,434,074
                                                                  ------------
               Total Transportation                               $  8,434,074
                                                                  ------------
               Hotels, Restaurants & Leisure - 3.0%
               Casinos & Gaming - 1.3%
251,800        International Game Technology                      $  9,719,480
                                                                  ------------
               Hotels, Resorts & Cruise Lines - 0.8%
119,900        Carnival Corp.                                     $  5,635,300
                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

Shares                                                        Value
               Restaurants - 0.9%
 171,600       Tricon Global Restaurants, Inc.*        $  6,386,952
                                                       ------------
               Total Hotels, Restaurants & Leisure     $ 21,741,732
                                                       ------------
               Media - 3.2%
               Broadcasting & Cable TV - 0.8%
 175,500       Clear Channel Communications, Inc.      $  6,484,725
                                                       ------------
               Movies & Entertainment - 2.4%
 403,700       The Walt Disney Co.                     $ 10,290,313
 197,500       Viacom, Inc. (Class B)                     7,054,700
                                                       ------------
                                                       $ 17,345,013
                                                       ------------
               Total Media                             $ 23,829,738
                                                       ------------
               Retailing - 8.1%
               Apparel Retail - 2.3%
 103,300       Liz Claiborne, Inc.                     $  3,716,734
  74,500       Nike, Inc.                                 5,643,375
 283,300       Ross Stores, Inc.                          7,581,108
                                                       ------------
                                                       $ 16,941,217
                                                       ------------
               Department Stores - 2.1%
 141,900       J.C. Penney Co., Inc.                   $  5,358,144
 233,800       Kohl's Corp.*                              9,885,064
                                                       ------------
                                                       $ 15,243,208
                                                       ------------
               General Merchandise Stores - 2.4%
 188,400       Family Dollar Stores, Inc.              $  5,731,128
 275,400       Target Corp.                              11,696,238
                                                       ------------
                                                       $ 17,427,366
                                                       ------------
               Home Improvement Retail - 1.3%
 189,400       Lowe's Companies, Inc.                  $  9,952,970
                                                       ------------
               Total Retailing                         $ 59,564,761
                                                       ------------
               Food & Drug Retailing - 2.1%
               Drug Retail - 0.6%
 111,500       Walgreen Co.                            $  4,037,415
                                                       ------------
               Food Distributors - 1.5%
 160,500       Cardinal Health, Inc.                   $ 11,243,025
                                                       ------------
               Total Food & Drug Retailing             $ 15,280,440
                                                       ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                            Value
               Food, Beverage & Tobacco - 5.5%
               Soft Drinks - 3.6%
 322,100       The Coca-Cola Co.                           $ 16,259,608
 185,700       PepsiCo, Inc.                                 10,005,516
                                                           ------------
                                                           $ 26,265,124
                                                           ------------
               Tobacco -  1.9%
 275,400       Altria Group, Inc.                          $ 13,783,770
                                                           ------------
               Total Food, Beverage & Tobacco              $ 40,048,894
                                                           ------------
               Health Care Equipment & Services - 10.7%
               Health Care Distributors - 5.6%
 892,100       Bristol-Myers Squibb Co.                    $ 21,856,450
 116,482       Teva Pharmaceutical Industries Ltd.            7,838,074
 320,800       Wyeth                                         11,600,128
                                                           ------------
                                                           $ 41,294,652
                                                           ------------
               Health Care Equipment - 4.3%
 312,000       Guidant Corp.                               $ 17,434,560
 103,700       St. Jude Medical, Inc.*                        7,844,905
  67,200       Zimmer Holdings, Inc.*                         5,927,040
                                                           ------------
                                                           $ 31,206,505
                                                           ------------
               Managed Health Care - 0.8%
  52,500       Wellpoint Health Networks, Inc.*            $  5,880,525
                                                           ------------
               Total Health Care Equipment & Services      $ 78,381,682
                                                           ------------
               Pharmaceuticals & Biotechnology - 11.9%
               Biotechnology - 2.8%
 240,200       Amgen, Inc.*                                $ 13,107,714
 667,500       Cubist Pharmaceuticals, Inc.*                  7,409,250
                                                           ------------
                                                           $ 20,516,964
                                                           ------------
               Pharmaceuticals - 9.1%
 301,200       Merck & Co., Inc.                           $ 14,307,000
 521,338       Pfizer, Inc.                                  17,871,467
 323,600       Sepracor, Inc.*                               17,118,440
 440,700       Schering-Plough Corp.                          8,144,136
 273,400       Sanofi-Synthelabo SA (A.D.R.)*                 8,746,066
                                                           ------------
                                                           $ 66,187,109
                                                           ------------
               Total Pharmaceuticals & Biotechnology       $ 86,704,073
                                                           ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

Shares                                                                Value
               Banks - 2.3%
               Diversified Banks - 1.1%
   92,900      Bank of America Corp.                           $  7,861,198
                                                               ------------
               Thrifts & Mortgage Finance - 1.2%
  140,100      Freddie Mac                                     $  8,868,330
                                                               ------------
               Total Banks                                     $ 16,729,528
                                                               ------------
               Diversified Financials - 1.3%
               Consumer Finance - 0.6%
  300,000      Providian Financial Corp.*                      $  4,401,000
                                                               ------------
               Investment Banking & Brokerage - 0.7%
   52,900      Goldman Sachs Group, Inc.                       $  4,981,064
                                                               ------------
               Total Diversified Financials                    $  9,382,064
                                                               ------------
               Insurance - 5.0%
               Insurance Brokers - 0.8%
  154,900      Willis Group Holdings Ltd.                      $  5,801,005
                                                               ------------
               Multi-Line Insurance - 2.4%
  244,900      American International Group, Inc.              $ 17,456,472
                                                               ------------
               Property & Casualty Insurance - 1.8%
  171,900      ACE Ltd.                                        $  7,267,932
  139,400      Safeco Corp.                                       6,133,600
                                                               ------------
                                                               $ 13,401,532
                                                               ------------
               Total Insurance                                 $ 36,659,009
                                                               ------------
               Software & Services - 11.9%
               Application Software - 8.7%
  172,700      Fair Isaac & Co., Inc.                          $  5,764,726
1,494,800      Microsoft Corp.                                   42,691,488
  407,800      Macrovision Corp.*                                10,207,234
  179,800      Veritas Software Corp.*                            4,980,460
                                                               ------------
                                                               $ 63,643,908
                                                               ------------
               Data Processing & Outsourced Services - 1.5%
  236,700      First Data Corp.                                $ 10,537,884
                                                               ------------
               Home Entertainment Software - 0.7%
  176,000      Take-Two Interactive Software, Inc.*            $  5,392,640
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
               IT Consulting & Other Services - 1.0%
  268,000      Accenture Ltd.*                                     $  7,364,640
                                                                   ------------
               Total Software & Services                           $ 86,939,072
                                                                   ------------
               Technology Hardware & Equipment - 12.9%
               Communications Equipment - 1.8%
  312,200      Nokia Corp. (A.D.R.)                                $  4,539,388
  283,500      Utstarcom, Inc.*                                       8,575,875
                                                                   $ 13,115,263
                                                                   ------------
               Computer Hardware - 4.3%
  412,200      Dell, Inc.*                                         $ 14,765,004
  782,200      Hewlett-Packard Co.                                   16,504,420
                                                                   $ 31,269,424
                                                                   ------------
               Computer Storage & Peripherals - 4.0%
1,166,000      Lexar Media, Inc.*                                  $  7,788,880
1,013,200      Sandisk Corp.*                                        21,976,308
                                                                   $ 29,765,188
                                                                   ------------
               Electronic Equipment & Instruments - 2.8%
   99,900      Samsung Electronics Co. (G.D.R.) (144A)*            $ 20,566,702
                                                                   ------------
               Total Technology Hardware & Equipment               $ 94,716,577
                                                                   ------------
               Semiconductors - 5.5%
               Semiconductors - 5.5%
1,158,900      Intel Corp.                                         $ 31,985,640
  956,100      Taiwan Semiconductor Manufacturing Co. (A.D.R.)        7,945,191
                                                                   $ 39,930,831
                                                                   ------------
               Total Semiconductors                                $ 39,930,831
                                                                   ------------
               Telecommunication Services - 1.6%
               Wireless Telecommunication Services - 1.6%
  515,000      Vodafone Group Plc (A.D.R.)                         $ 11,381,500
                                                                   ------------
               Total Telecommunication Services                    $ 11,381,500
                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $726,323,641)                                 $727,765,193
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

Principal
Amount                                                                      Value
                 TEMPORARY CASH INVESTMENT - 0.7%
                 Repurchase Agreement - 0.7%
 $5,200,000      UBS Warburg, Inc., 1.25%, dated 6/30/04,
                 repurchase price of $5,200,000, plus accrued
                 interest on 7/1/04 collateralized by $4,767,000
                 U.S. Treasury Note, 7.0%, 7/15/06                   $  5,200,000
                                                                     ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $5,200,000)                                   $  5,200,000
                                                                     ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.2%
                 (Cost $731,523,641)(a)(b)(c)                        $732,965,193
                                                                     ------------
                 OTHER ASSETS AND LIABILITIES - (0.2)%               $ (1,550,963)
                                                                     ------------
                 TOTAL NET ASSETS - 100.0%                           $731,414,230
                                                                     ============


*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

144A     Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2004, the value of these securities amounted to $20,566,702 or 2.8% of net assets.

(a)      At June 30, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $748,605,102 was as follows:

         Aggregate gross unrealized gain for all investments in which                        $ 22,755,609
         there is an excess of value over tax cost
                                                                                             $(38,395,518)
         Aggregate gross unrealized loss for all investments in which                        ------------
         there is an excess of tax cost over value
         Net unrealized loss                                                                 $(15,639,909)
                                                                                             ============

(b) At December 31, 2003, the Fund had a net capital loss carryforward of $588,212,362 of which the following amounts will expire between 2008 and 2011 if not utilized.
         $3,895,119 in 2008
         $149,218,276 in 2009
         $344,350,783 in 2010
         $90,748,184 in 2011

(c) The Fund elected to defer approximately $3,689,033 of capital losses recognized between November 1, 2003 and December 31, 2003 to its fiscal year ending December 31, 2004.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $737,141,205 and $784,313,318, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $731,523,641)                $ 732,965,193
  Cash                                                               81,230
  Receivables -
     Investment securities sold                                   6,366,355
     Fund shares sold                                               343,662
     Dividends, interest and foreign taxes withheld                 845,763
  Other                                                                 528
                                                              --------------
       Total assets                                           $ 740,602,731
                                                              --------------
LIABILITIES:
  Payables -
     Investment securities purchased                          $   6,179,769
     Fund shares repurchased                                      1,630,925
     Dividends                                                          290
  Due to affiliates                                               1,292,954
  Accrued expenses                                                   84,563
                                                              --------------
       Total liabilities                                      $   9,188,501
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $1,302,261,603
  Accumulated net investment loss                                (2,844,322)
  Accumulated net realized loss on investments and futures
   contracts                                                   (569,444,603)
  Net unrealized gain on investments                              1,441,552
                                                              --------------
       Total net assets                                       $ 731,414,230
                                                              --------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $486,992,435/43,225,692 shares)           $       11.27
                                                              --------------
  Class B (based on $188,515,376/18,209,772 shares)           $       10.35
                                                              --------------
  Class C (based on $52,916,502/5,059,823 shares)             $       10.46
                                                              --------------
  Class R (based on $125,373/11,105 shares)                   $       11.29
                                                              --------------
  Class Y (based on $2,864,544/242,100 shares)                $       11.83
                                                              --------------
MAXIMUM OFFERING PRICE:
  Class A ($11.27 [divided by] 94.25%)                        $       11.96
                                                              --------------
  Class C ($10.46 [divided by] 99.00%)                        $       10.57
                                                              --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $28,829)         $ 3,554,701
  Interest                                                          66,776
                                                               -----------
     Total investment income                                                    $  3,621,477
                                                                                ------------
EXPENSES:
  Management fees
   Basic Fee                                                   $ 2,615,499
   Performance Adjustment                                         (354,757)
  Transfer agent fees
   Class A                                                       1,254,861
   Class B                                                         658,626
   Class C                                                         166,313
   Class R                                                             129
   Class Y                                                             583
  Distribution fees
   Class A                                                         632,430
   Class B                                                       1,004,257
   Class C                                                         282,513
   Class R                                                             248
  Administrative fees                                               78,283
  Custodian fees                                                    26,766
  Registration fees                                                 62,776
  Professional fees                                                 16,547
  Printing                                                          16,311
  Fees and expenses of nonaffiliated trustees                        7,796
  Miscellaneous                                                     11,160
                                                               -----------
     Total expenses                                                             $  6,480,341
                                                                                ------------
     Less fees paid indirectly                                                  $    (14,542)
                                                                                ------------
     Net expenses                                                               $  6,465,799
                                                                                ------------
       Net investment loss                                                      $ (2,844,322)
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
   Investments                                                 $39,770,497
   Futures contracts                                              (232,244)     $ 39,538,253
                                                               -----------      ------------
  Change in net unrealized loss on:
  Investments                                                                    (48,058,733)
                                                                                ------------
     Net loss on investments and futures contracts                              $ (8,520,480)
                                                                                ------------
     Net decrease in net assets resulting from operations                       $(11,364,802)
                                                                                ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                         Six Months
                                                            Ended
                                                           6/30/04          Year Ended
                                                         (unaudited)         12/31/03
FROM OPERATIONS:
Net investment loss                                     $ (2,844,322)      $ (5,512,225)
Net realized gain (loss) on investments and
  futures contracts                                       39,538,253        (52,548,504)
Change in net unrealized gain (loss) on investments      (48,058,733)       226,955,961
                                                        ------------       -------------
     Net increase (decrease) in net assets
       resulting from operations                        $(11,364,802)      $168,895,232
                                                        ------------       -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 49,370,138       $128,221,618
Cost of shares repurchased                               (95,910,451)      (210,570,997)
                                                        ------------       -------------
     Net decrease in net assets resulting from
       fund share transactions                          $(46,540,313)      $(82,349,379)
                                                        ------------       -------------
     Net increase (decrease) in net assets              $(57,905,115)      $ 86,545,853
NET ASSETS:
Beginning of period                                      789,319,345        702,773,492
                                                        ------------       -------------
End of period (including accumulated net investment
  loss of ($2,844,322) and $0 respectively)             $731,414,230       $789,319,345
                                                        ============       =============


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------

For the Six Months Ended 6/30/04 and the Year Ended 12/31/03


                               '04 Shares      '04 Amount
                               (unaudited)     (unaudited)          '03 Shares         '03 Amount
CLASS A
Shares sold                     2,700,802     $ 31,215,245            8,502,663       $ 86,691,912
Less shares repurchased        (4,673,971)     (53,516,345)         (13,282,741)      (133,685,863)
                               ----------     ------------          -----------       ------------
     Net decrease              (1,973,169)    $(22,301,100)          (4,780,078)      $(46,993,951)
                               ==========     ============          ===========       ============
CLASS B
Shares sold                       943,556     $  9,974,827            2,699,828       $ 25,190,159
Less shares repurchased        (2,983,566)     (31,654,347)          (6,386,424)       (59,371,386)
                               ----------     ------------          -----------       ------------
     Net decrease              (2,040,010)    $(21,679,520)          (3,686,596)      $(34,181,227)
                               ==========     ============          ===========       ============
CLASS C
Shares sold                       704,792     $  7,606,373            1,583,272       $ 15,139,004
Less shares repurchased          (938,485)      (9,947,498)          (1,657,058)       (15,612,904)
                               ----------     ------------          -----------       ------------
     Net decrease                (233,693)    $ (2,341,125)             (73,786)      $   (473,900)
                               ==========     ============          ===========       ============
CLASS R (a)
Shares sold                        11,695     $    136,661                  323       $      3,469
Less shares repurchased              (912)         (10,378)                    (1)             (11)
                               ----------     ------------          --------------    ------------
     Net increase                  10,783     $    126,283                  322       $      3,458
                               ==========     ============          ===========       ============
CLASS Y
Shares sold                        36,494     $    437,032              118,832       $  1,197,074
Less shares repurchased           (65,622)        (781,883)            (191,578)        (1,900,833)
                               ----------     ------------          -------------     ------------
     Net decrease                 (29,128)    $   (344,851)             (72,746)      $   (703,759)
                               ==========     ============          ===========       ============

(a) Class R shares were first publicly offered on April 1, 2003.

   The accompanying notes are an integral part of these financial statements.


Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              6/30/04         Year Ended
CLASS A                                                     (unaudited)        12/31/03
Net asset value, beginning of period                         $  11.42          $   9.05
                                                             --------          --------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.02)         $  (0.04)
 Net realized and unrealized gain (loss) on investments         (0.13)             2.41
                                                             --------          --------
   Net increase (decrease) from investment operations        $  (0.15)         $   2.37
Distributions to shareowners:
 Net realized gain                                           $     --          $     --
                                                             --------          --------
Net increase (decrease) in net asset value                   $  (0.15)         $   2.37
                                                             --------          --------
Net asset value, end of period                               $  11.27          $  11.42
                                                             ========          ========
Total return*                                                   (1.31)%           26.19%
Ratio of net expenses to average net assets+                     1.39%**           1.45%
Ratio of net investment loss to average net assets+             (0.44)%**         (0.42)%
Portfolio turnover rate                                           197%**             47%
Net assets, end of period (in thousands)                     $486,992          $516,234
Ratios with reductions for fees paid indirectly:
 Net expenses                                                    1.39%**           1.45%
 Net investment loss                                            (0.44)%**         (0.42)%

                                                            Year Ended      Year Ended       Year Ended        Year Ended
CLASS A                                                     12/31/02(a)      12/31/01         12/31/00          12/31/99
Net asset value, beginning of period                         $  13.90        $  17.21        $    20.16        $    20.34
                                                             --------        --------        ----------        ----------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.04)       $  (0.04)       $    (0.09)       $    (0.09)
 Net realized and unrealized gain (loss) on investments         (4.81)          (3.27)            (1.81)             1.59
                                                             --------        --------        ----------        ----------
   Net increase (decrease) from investment operations        $  (4.85)       $  (3.31)       $    (1.90)       $     1.50
Distributions to shareowners:
 Net realized gain                                           $     --        $     --        $    (1.05)       $    (1.68)
                                                             --------        --------        ----------        ----------
Net increase (decrease) in net asset value                   $  (4.85)       $  (3.31)       $    (2.95)       $    (0.18)
                                                             --------        --------        ----------        ----------
Net asset value, end of period                               $   9.05        $  13.90        $    17.21        $    20.16
                                                             ========        ========        ==========        ==========
Total return*                                                  (34.89)%        (19.23)%           (9.57)%            7.40%
Ratio of net expenses to average net assets+                     1.39%           1.18%             1.22%             1.02%
Ratio of net investment loss to average net assets+             (0.39)%         (0.29)%           (0.60)%           (0.41)%
Portfolio turnover rate                                            88%            111%               58%               48%
Net assets, end of period (in thousands)                     $452,070        $836,149        $1,197,025        $1,935,072
Ratios with reductions for fees paid indirectly:
 Net expenses                                                    1.38%           1.16%             1.19%             1.00%
 Net investment loss                                            (0.38)%         (0.27)%           (0.57)%           (0.39)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized

+    Ratio with no reduction for fees paid indirectly.

      The accompanying notes are an integral part of these financial statements.


Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              6/30/04         Year Ended
CLASS B                                                     (unaudited)        12/31/03
Net asset value, beginning of period                         $  10.54          $   8.43
                                                             --------          --------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.07)         $  (0.14)
 Net realized and unrealized gain (loss) on investments         (0.12)             2.25
                                                             --------          --------
   Net increase (decrease) from investment operations        $  (0.19)         $   2.11
Distributions to shareowners:
 Net realized gain                                           $     --          $     --
                                                             --------          --------
Net increase (decrease) in net asset value                   $  (0.19)         $   2.11
                                                             --------          --------
Net asset value, end of period                               $  10.35          $  10.54
                                                             ========          ========
Total return*                                                   (1.80)%           25.03%
Ratio of net expenses to average net assets+                     2.30%**           2.44%
Ratio of net investment loss to average net assets+             (1.36)%**         (1.41)%
Portfolio turnover rate                                           197%**             47%
Net assets, end of period (in thousands)                     $188,515          $213,481
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    2.30%**           2.43%
 Net investment loss                                            (1.36)%**         (1.40)%

                                                            Year Ended      Year Ended      Year Ended      Year Ended
CLASS B                                                      12/31/02        12/31/01        12/31/00        12/31/99
Net asset value, beginning of period                         $  13.07        $  16.31        $  19.31        $  19.70
                                                             --------        --------        --------        --------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.27)       $  (0.17)       $  (0.35)       $  (0.19)
 Net realized and unrealized gain (loss) on investments         (4.37)          (3.07)          (1.60)           1.48
                                                             --------        --------        --------        --------
   Net increase (decrease) from investment operations        $  (4.64)       $  (3.24)       $  (1.95)       $   1.29
Distributions to shareowners:
 Net realized gain                                           $     --        $     --        $  (1.05)       $  (1.68)
                                                             --------        --------        --------        --------
Net increase (decrease) in net asset value                   $  (4.64)       $  (3.24)       $  (3.00)       $  (0.39)
                                                             --------        --------        --------        --------
Net asset value, end of period                               $   8.43        $  13.07        $  16.31        $  19.31
                                                             ========        ========        ========        ========
Total return*                                                  (35.50)%        (19.86)%        (10.25)%          6.57%
Ratio of net expenses to average net assets+                     2.26%           1.98%           2.04%           1.82%
Ratio of net investment loss to average net assets+             (1.27)%         (1.09)%         (1.42)%         (1.21)%
Portfolio turnover rate                                            88%            111%             58%             48%
Net assets, end of period (in thousands)                     $201,822        $400,506        $590,879        $991,818
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    2.25%           1.97%           2.03%           1.80%
 Net investment loss                                            (1.26)%         (1.08)%         (1.41)%         (1.19)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized

+    Ratio with no reduction for fees paid indirectly.

      The accompanying notes are an integral part of these financial statements.


Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/04        Year Ended
CLASS C                                                    (unaudited)       12/31/03
Net asset value, beginning of period                         $ 10.65          $  8.51
                                                             -------          -------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.07)         $ (0.12)
 Net realized and unrealized gain (loss) on investments        (0.12)            2.26
                                                             -------          -------
   Net increase (decrease) from investment operations        $ (0.19)         $  2.14
Distributions to shareowners:
 Net realized gain                                           $    --          $    --
                                                             -------          -------
Net increase (decrease) in net asset value                   $ (0.19)         $  2.14
                                                             -------          -------
Net asset value, end of period                               $ 10.46          $ 10.65
                                                             =======          =======
Total return*                                                  (1.78)%          25.15%
Ratio of net expenses to average net assets+                    2.24%**          2.32%
Ratio of net investment loss to average net assets+            (1.29)%**        (1.29)%
Portfolio turnover rate                                          197%**            47%
Net assets, end of period (in thousands)                     $52,917          $56,358
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.24%**          2.31%
 Net investment loss                                           (1.29%)**        (1.28%)

                                                            Year Ended     Year Ended     Year Ended      Year Ended
CLASS C                                                      12/31/02       12/31/01       12/31/00        12/31/99
Net asset value, beginning of period                         $ 13.18        $ 16.42        $  19.45        $  19.82
                                                             -------        -------        --------        --------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.23)       $ (0.15)       $  (0.45)       $  (0.18)
 Net realized and unrealized gain (loss) on investments        (4.44)         (3.09)          (1.53)           1.49
                                                             -------        -------        --------        --------
   Net increase (decrease) from investment operations        $ (4.67)       $ (3.24)       $  (1.98)       $   1.31
Distributions to shareowners:
 Net realized gain                                           $    --        $    --        $  (1.05)       $  (1.68)
                                                             -------        -------        --------        --------
Net increase (decrease) in net asset value                   $ (4.67)       $ (3.24)       $  (3.03)       $  (0.37)
                                                             -------        -------        --------        --------
Net asset value, end of period                               $  8.51        $ 13.18        $  16.42        $  19.45
                                                             =======        =======        ========        ========
Total return*                                                 (35.43)%       (19.73)%        (10.33)%          6.63%
Ratio of net expenses to average net assets+                    2.25%          1.87%           2.12%           1.77%
Ratio of net investment loss to average net assets+            (1.26)%        (0.98)%         (1.51)%         (1.16)%
Portfolio turnover rate                                           88%           111%             58%             48%
Net assets, end of period (in thousands)                     $45,651        $83,129        $126,287        $289,275
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.24%          1.85%           2.10%           1.74%
 Net investment loss                                           (1.25%)        (0.96%)         (1.49%)         (1.13%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized

+    Ratio with no reduction for fees paid indirectly.

      The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                Six Months
                                                                   Ended            4/1/03(a)
                                                                  6/30/04               to
CLASS R                                                         (unaudited)          12/31/03
Net asset value, beginning of period                            $  11.45            $   9.26
                                                                --------            --------
Increase (decrease) from investment operations:
  Net investment loss                                           $  (0.02)           $  (0.00)(b)
  Net realized and unrealized gain (loss) on investments           (0.14)               2.19
                                                                --------            --------
  Net increase (decrease) from investment operations            $  (0.16)           $   2.19
                                                                --------            --------
Net increase (decrease) in net asset value                      $  (0.16)           $   2.19
                                                                --------            --------
Net asset value, end of period                                  $  11.29            $  11.45
                                                                ========            ========
Total return*                                                      (1.40)%             23.65%
Ratio of net expenses to average net assets+                        1.42%**             1.18%**
Ratio of net investment loss to average net assets+                (0.36)%**           (0.11)%**
Portfolio turnover rate                                              197%**               47%
Net assets, end of period (in thousands)                        $    125            $      4
Ratios with reduction for fees paid indirectly:
  Net expenses                                                      1.42%**             1.18%**
  Net investment loss                                              (0.36)%**           (0.11)%**

(a)  Class R shares were first publicly offered on April 1,2003.

(b)  Amount rounds to less than $0.01 cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  6/30/04     Year Ended
CLASS Y                                                         (unaudited)    12/31/03
Net asset value, beginning of period                             $ 11.95       $   9.39
                                                                 -------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.02       $   0.03
 Net realized and unrealized gain (loss) on investments            (0.14)          2.53
                                                                 -------       --------
   Net increase (decrease) from investment operations            $ (0.12)      $   2.56
Distributions to shareowners:
 Net realized gain                                               $     -       $      -
                                                                 -------       --------
Net increase (decrease) in net asset value                       $ (0.12)      $   2.56
                                                                 -------       --------
Net asset value, end of period                                   $ 11.83       $  11.95
                                                                 =======       ========
Total return*                                                      (1.00)%        27.26%
Ratio of net expenses to average net assets+                        0.68%**        0.71%
Ratio of net investment income (loss) to average net assets+        0.26%**        0.32%
Portfolio turnover rate                                              197%**          47%
Net assets, end of period (in thousands)                         $ 2,865       $  3,242
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       0.68%**        0.71%
 Net investment income (loss)                                       0.26%**        0.32%

                                                                 Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                         12/31/02(a)    12/31/01     12/31/00    12/31/99(a)
Net asset value, beginning of period                             $   14.34    $   17.65     $ 20.37      $ 20.41
                                                                 ---------    ---------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $    0.03    $    0.04     $ (0.02)     $  0.01
 Net realized and unrealized gain (loss) on investments              (4.98)       (3.35)      (1.65)        1.63
                                                                 ---------    ---------     -------      -------
   Net increase (decrease) from investment operations            $   (4.95)   $   (3.31)    $ (1.67)     $  1.64
Distributions to shareowners:
 Net realized gain                                               $       -    $       -     $ (1.05)     $ (1.68)
                                                                 ---------    ---------     -------      -------
Net increase (decrease) in net asset value                       $   (4.95)   $   (3.31)    $ (2.72)     $ (0.04)
                                                                 ---------    ---------     -------      -------
Net asset value, end of period                                   $    9.39    $   14.34     $ 17.65      $ 20.37
                                                                 =========    =========     =======      =======
Total return*                                                       (34.52)%     (18.75)%     (8.34)%       8.08%
Ratio of net expenses to average net assets+                          0.74%        0.61%       0.66%        0.61%
Ratio of net investment income (loss) to average net assets+          0.24%        0.33%      (0.04)%       0.02%
Portfolio turnover rate                                                 88%         111%         58%          48%
Net assets, end of period (in thousands)                         $   3,231    $  10,755     $ 5,908      $ 6,431
Ratios with reduction for fees paid indirectly:
 Net expenses                                                         0.73%        0.58%       0.65%        0.58%
 Net investment income (loss)                                         0.25%        0.36%      (0.03)%       0.05%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.

**   Annualized

+    Ratio with no reduction for fees paid indirectly.

      The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Growth Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek appreciation of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At June 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Change in value of the contracts may not directly correlate to the change in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At December 31, 2003 there were no open futures contracts.


C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Growth Shares
--------------------------------------------------------------------------------

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the year ended December 31, 2003.

    The following shows the components of accumulated losses on a federal income tax basis at December 31, 2003.


--------------------------------------------------------------------------------
                                                                    2003
--------------------------------------------------------------------------------
  Undistributed ordinary income                                $           -
  Capital loss carryforward                                     (588,212,362)
  Post October losses deferred                                    (3,689,033)
  Unrealized appreciation                                         32,418,824
                                                               -------------
  Total                                                        $(559,482,571)
                                                               =============
--------------------------------------------------------------------------------


    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $77,807 in underwriting commissions on the sale of fund shares for the six months ended June 30, 2004.


E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.


F.  Securities Lending

    The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.


G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for

Pioneer Growth Shares
--------------------------------------------------------------------------------

    determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. The basic fee is subject to a performance adjustment up to a maximum of [plus or minus]0.10% based on the Fund's Class A investment performance as compared with the Russell 1000 Growth Index. Pursuant to a shareowner vote on April 17, 2003, the benchmark index was changed from the Russell 1000 Index effective May 1, 2003; however, the Russell 1000 Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. The performance comparison is made for a rolling 36-month period. For the six months ended June 30, 2004, the aggregate performance adjustment resulted in a decrease to the basic fee of $354,757. The management fee was equivalent to 0.59% of the average daily net assets. In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At June 30, 2004, $418,591 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $536,065 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $338,298 in distribution fees payable to PFD at June 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $196,246 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $14,542 under such arrangements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

6. Line Of Credit Facility
The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

Pioneer Growth Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Officers                                 Trustees
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                 International/Global Equity
Pioneer Fund                                Pioneer Emerging Markets Fund
Pioneer Balanced Fund                       Pioneer Europe Select Fund
Pioneer Equity Income Fund                  Pioneer Europe Fund
Pioneer Growth Shares                       Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund                 Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap                 Fixed Income
 Growth Fund                                Pioneer America Income Trust
Pioneer Oak Ridge Small Cap                 Pioneer Bond Fund
  Growth Fund                               Pioneer Global High Yield Fund
Pioneer Papp America-Pacific                Pioneer High Yield Fund
  Rim Fund                                  Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap              Pioneer Tax Free Income Fund
  Growth Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic                      Money Market
  Growth Fund                               Pioneer Cash Reserves Fund**
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[Pioneer Logo}
Pioneer Investment Management, Inc. 60 State Street
Boston, MA 02109
www.pioneerfunds.com







16042-00-0804
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC








ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.